EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brazil
Allocation for plan assets
Fixed income	98.00%	98.00%
Others	2.00%	2.00%
Total	100.00%	100.00%
North America
Allocation for plan assets
Fixed income	54.90%	58.10%
Variable income	42.20%	36.50%
Others	2.90%	5.40%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	50.00%	50.00%
Target allocation of debt securities (as a percent)	40.00%	40.00%
Target allocation of alternative securities (as a percent)	10.00%	10.00%